Supplement to the
Fidelity Managed Retirement Income Fund℠
Class Z6
September 29, 2023
Summary Prospectus

Effective on or about May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

R87-Z6-SUSTK-0524-100 1.9916477.100	May 30, 2024
Supplement to the
Fidelity Managed Retirement Income Fund℠
Class K6
September 29, 2023
Summary Prospectus

Effective on or about May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

R87-K6-SUSTK-0524-100 1.9916483.100	May 30, 2024